CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance at Mar. 31, 2018	¥ 2,798,874	¥ 2,803,405		¥ 220,961	¥ 220,961	¥ 267,291	¥ 267,291	¥ 2,315,283	¥ 2,322,359		¥ (45,566)	¥ (48,465)		¥ (75,545)	¥ (75,545)	¥ 2,682,424	¥ 2,686,601		¥ 116,450	¥ 116,804
Beginning Balance (Accounting Standards Update 2014-09) at Mar. 31, 2018			¥ 759							¥ 405								¥ 405			¥ 354
Beginning Balance (Accounting Standards Update 2016-01) at Mar. 31, 2018			0							2,899			¥ (2,899)					0			0
Beginning Balance (Accounting Standards Update 2016-16) at Mar. 31, 2018			3,772							3,772								3,772			0
Contribution to subsidiaries	7,680															0			7,680
Transaction with noncontrolling interests	(70,483)					(10,033)					(103)					(10,136)			(60,347)
Comprehensive income, net of tax:
Net income	326,635							323,745								323,745			2,890
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	10,215										10,174					10,174			41
Net change of debt valuation adjustments	231										231					231			0
Net change of defined benefit pension plans	(7,346)										(7,289)					(7,289)			(57)
Net change of foreign currency translation adjustments	(11,863)										(11,775)					(11,775)			(88)
Net change of unrealized gains on derivative instruments	(4,118)										(4,116)					(4,116)			(2)
Total other comprehensive income (loss)	(12,881)															(12,775)			(106)
Total comprehensive income	313,754															310,970			2,784
Cash dividends	(99,232)							(88,438)								(88,438)			(10,794)
Exercise of stock options	225			150		75										225			0
Acquisition of treasury stock	(707)													(707)		(707)			0
Disposal of treasury stock	115					(233)								348		115			0
Adjustment of redeemable noncontrolling interests to redemption value	(2,131)							(2,131)								(2,131)			0
Other, net	575					525		50								575			0
Ending Balance at Mar. 31, 2019	2,953,201			221,111		257,625		2,555,585			(61,343)			(75,904)		2,897,074			56,127
Contribution to subsidiaries	17,047															0			17,047
Transaction with noncontrolling interests	1,583					241					2					243			1,340
Comprehensive income, net of tax:
Net income	306,340							302,700								302,700			3,640
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(22,456)										(22,390)					(22,390)			(66)
Net change of debt valuation adjustments	875										875					875			0
Net change of defined benefit pension plans	1,529										1,527					1,527			2
Net change of foreign currency translation adjustments	(31,467)										(28,917)					(28,917)			(2,550)
Net change of unrealized gains on derivative instruments	(8,556)										(8,286)					(8,286)			(270)
Total other comprehensive income (loss)	(60,075)															(57,191)			(2,884)
Total comprehensive income	246,265															245,509			756
Cash dividends	(106,867)							(103,824)								(103,824)			(3,043)
Acquisition of treasury stock	(45,720)													(45,720)		(45,720)			0
Disposal of treasury stock	220					(334)								554		220			0
Adjustment of redeemable noncontrolling interests to redemption value	0
Other, net	106					106										106			0
Ending Balance at Mar. 31, 2020	3,065,835	¥ 3,022,909		221,111	¥ 221,111	257,638	¥ 257,638	2,754,461	¥ 2,711,606		(118,532)	¥ (118,532)		(121,070)	¥ (121,070)	2,993,608	¥ 2,950,753		72,227	¥ 72,156
Ending Balance (Accounting Standards Update 2016-13) at Mar. 31, 2020			¥ (42,926)							¥ (42,855)								¥ (42,855)			¥ (71)
Contribution to subsidiaries	18,225															0			18,225
Transaction with noncontrolling interests	(6,988)					1,700										1,700			(8,688)
Comprehensive income, net of tax:
Net income	196,837							192,384								192,384			4,453
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(11,182)										(11,207)					(11,207)			25
Net change of debt valuation adjustments	(899)										(899)					(899)			0
Net change of defined benefit pension plans	5,330										5,302					5,302			28
Net change of foreign currency translation adjustments	36,526										36,015					36,015			511
Net change of unrealized gains on derivative instruments	4,782										4,671					4,671			111
Total other comprehensive income (loss)	34,557															33,882			675
Total comprehensive income	231,394															226,266			5,128
Cash dividends	(107,297)							(95,164)								(95,164)			(12,133)
Acquisition of treasury stock	(55,443)													(55,443)		(55,443)			0
Disposal of treasury stock	95					(227)		0						322		95			0
Adjustment of redeemable noncontrolling interests to redemption value	0
Cancellation of treasury stock	0							(64,237)						64,237		0			0
Other, net	249					250		(1)								249			0
Ending Balance at Mar. 31, 2021	¥ 3,103,144			¥ 221,111		¥ 259,361		¥ 2,744,588			¥ (84,650)			¥ (111,954)		¥ 3,028,456			¥ 74,688